INCOME TAX BENEFIT (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Consolidated Pretax Income (Loss)	The Company’s consolidated pretax loss for the year ended December 31, 2023 (Successor Period), the period from July 28, 2022 to December 31, 2022 (Successor Period), the period from January 1, 2022 to July 27, 2022
(Predecessor Period), and the year ended December 31, 2021 (Predecessor Period) were generated by domestic and foreign operations as follows:

	Year ended December 31, 2023	Period from July 28 to December 31, 2022	Period from January 1 to July 27, 2022	Year ended December 31, 2021
(In thousands)	Successor		Predecessor
Loss before income taxes:
United States	$(82,868)	$(125,281)	$(17,676)	$(15,320)
Foreign	(30,075)	(1,079)	(3,268)	5,346
Total	$(112,943)	$(126,360)	$(20,944)	$(9,974)

Schedule of Provision for Income Taxes
The provision for income taxes for the year ended December 31, 2023 (Successor Period), the period from July 28, 2022 to December 31, 2022 (Successor Period), the period from January 1, 2022 to July 27, 2022 (Predecessor Period), and the year ended December 31, 2021 (Predecessor Period) consisted of the following:

	Year ended December 31, 2023	Period from July 28 to December 31, 2022	Period from January 1 to July 27, 2022	Year ended December 31, 2021
(In thousands)	Successor		Predecessor
Current provision (benefit):
Federal	$12	$—	$—	$—
State	32	20	19	58
Foreign	2	—	4	170
	46	20	23	228
Deferred (income) expense:
Federal	(7,927)	(4,557)	38	7,597
State	906	(1,266)	52	1,777
Foreign	—	—	—	—
	(7,021)	(5,823)	90	9,374
Net income tax (benefit) provision	$(6,975)	$(5,803)	$113	$9,602

Schedule of Components of Income Tax Expense
The components of income tax expense related to the following:

	Year ended December 31, 2023	Period from July 28, 2022 to December 31, 2022	Period from January 1, 2022 to July 27, 2022	Year ended December 31, 2021
	Successor		Predecessor
Income tax benefit at Bailiwick of Jersey for Successor and Income tax benefit at Cayman Islands for Predecessor statutory rate	—%	—%	—%	—%
U.S./foreign tax rate differential	15.9%	20.7%	17.7%	30.5%
State income tax benefit, net of federal benefit	2.1%	2.4%	1.4%	1.8%
Permanent Items	(0.1)%	0.2%	(0.1)%	(0.2)%
Noncontrolling interest	(1.8%)	(1.1%)	0.0%	0.0%
Change in valuation allowance	(10.4%)	(6.1%)	(16.9%)	(141.0%)
Transaction bonuses	—%	—%	8.6%	—%
Transaction costs	—%	—%	(11.3)%	—%
PPP Loan forgiveness	—%	—%	—%	14.4%
True-Ups	—%	—%	—%	(1.8)%
Tax credits	—%	—%	—%	—%
Equity Compensation	0.5%	—%	—%	—%
Goodwill impairment	—%	(11.4)%	—%	—%
Total income tax (benefit) expense	6.2%	4.6%	(0.6)%	(96.3)%

Summary of Deferred Tax Assets and Deferred Tax Liabilities	The tax effects of temporary differences that give rise to portions of the deferred tax assets and deferred tax liabilities as of December 31, 2023 (Successor Period) and December 31, 2022 (Successor Period) are presented below:

	As of December 31, 2023	As of December 31, 2022
(In thousands)	Successor
Deferred tax assets:
Accrued interest to foreign related parties	$2,771	$1,660
Lease liability	2,222	2,434
Formation costs	1,421	1,509
Net operating losses	20,669	13,117
Inventory reserve	2,134	1,731
Other temporary differences	962	646
Accrued compensation	1,112	1,377
R&D tax credits	482	379
Non-deductible interest carryover	5,077	3,350
Below market contract	1,469	2,373
Capitalized research	2,811	2,538
Investment in Waldencast LP	9,059	3,466
Total deferred tax assets	50,189	34,580
Deferred tax liabilities:
Goodwill	(1,016)	(285)
Fixed asset basis	(92)	(370)
Lease asset	(1,015)	(2,025)
Intangibles	(43,543)	(46,206)
Total deferred tax liabilities	(45,666)	(48,886)
Net deferred tax (liabilities) assets	4,523	(14,306)
Less: valuation allowance	(19,752)	(7,944)
Net deferred tax liabilities	$(15,229)	$(22,250)

Summary of Net Operating Losses and Tax Credit Carryforwards
Net operating losses and tax credit carryforwards as of December 31, 2023 (Successor Period) and December 31, 2022 (Successor Period) were as follows:

	As of December 31, 2023		As of December 31, 2022
	Successor
(In thousands)	Amount	Expiration Year	Amount	Expiration Year
Net operating losses, federal	$75,142	Do Not Expire	$50,772	Do Not Expire
Net operating losses, state	$64,984	2039 - 2043	$39,366	2039-2042
Tax Credits, federal	$387	2039 - 2041	$283	2038-2039
Tax Credits, state	$121	Do Not Expire	$121	Do Not Expire
Net operating losses, Hong Kong	$375	Do Not Expire	$—
Net operating losses, Vietnam	$1,929	2028	$—